EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Earnings per share [Table Text Block]
	2018	2017
Net income available to common shareholders for basic and diluted earnings per share	$7,792	$3,380
Weighted average number of common shares outstanding – basic	14,321,186	14,806,020
Effect of dilutive securities	90,817	14,293
Weighted average number of common shares outstanding – diluted	14,412,003	14,820,313
Earnings per share - reported
Basic	$0.54	$0.23
Diluted	$0.54	$0.23